Related parties’ transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 14, 2024	Apr. 20, 2023
IfrsStatementLineItems [Line Items]
Capitalized interest related party	$ 10,573	$ 1,362
Sigma Lithium [Member]
IfrsStatementLineItems [Line Items]
Administrative personnel, percentage	100.00%
Miazga Participacoes [Member]
IfrsStatementLineItems [Line Items]
[custom:RoyaltiesPayable-0]	$ 1,325	671
Tatooine Ivestimentos [Member]
IfrsStatementLineItems [Line Items]
Loan amount			$ 15,000	$ 12,000
Interest rate	12.00%		15.00%
Loan granted	$ 18,542	12,953
Loan disbursements	13,834	12,795
Capitalized interest related party	5,304	$ 2,566
Acquire properties	1,080
Loan balance	$ 5,653